DEBT - Schedule of Interest Expense Related (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Debt Instrument [Line Items]
Non-cash amortization of debt discount	$ 14,469	$ 13,297	$ 9,236
Loss in respect of convertible loan extinguishment	13,969	0	0
2020 Exchangeable Notes
Debt Instrument [Line Items]
Amortization of debt issuance costs	1,485	492
Non-cash amortization of debt discount	6,471	2,165
Interest expense	0	0
Loss in respect of convertible loan extinguishment	0	0
Total interest expense recognized	$ 7,956	$ 2,657
Effective interest rate	1.87%	1.87%
2017 Exchangeable Notes
Debt Instrument [Line Items]
Amortization of debt issuance costs	$ 608	$ 820	753
Non-cash amortization of debt discount	5,986	7,483	7,153
Interest expense	1,891	3,594	3,594
Loss in respect of convertible loan extinguishment	13,969	0	0
Total interest expense recognized	$ 22,454	$ 11,897	$ 11,500
Effective interest rate	4.68%	4.68%	4.68%